Non-Controlling Interests (Tables)	9 Months Ended
Mar. 31, 2026
Noncontrolling Interest [Abstract]
Schedule of Effects of Changes in Ownership

The following table summarizes the effects of the changes in ownership in Opco on the Company's equity (in thousands):

Three Months Ended March 31, 2026
Net income attributable to non-controlling interest	$6,188
Transfers to non-controlling interests:
Decrease from reallocation of non-controlling interest	(74,031)
Change from net income attributable to/from non-controlling interest and transfers to non-controlling interest	$(67,843)